INVESTMENT IN A JOINT VENTURE AND JOINT OPERATION (Schedule of Joint Operation Revenues And Operating Expenses) (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of joint operations [line items]
Revenues (100%)	$ 26,236	$ 22,071	$ 49,202	$ 33,062	$ 23,478
Total operating expenses (100%)	(22,316)	(16,943)	(37,569)	(27,752)	(24,465)
Michigan Joint Operation [Member]
Disclosure of joint operations [line items]
Revenues (100%)	24,196	22,585	49,779	24,665	20,675
Total operating expenses (100%)	$ (13,585)	$ (9,900)	$ (22,021)	$ (14,264)	$ (13,361)